Note 19 - Quaint Oak Bancorp, Inc. (Parent Company Only) - Statements of Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Dividends from subsidiary	$ 750,000	$ 250,000
Occupancy and equipment expense	601,000	573,000
Interest on subordinated debt	7,000
Other expenses	716,000	687,000
Total Expenses	9,166,000	8,072,000
Net Income Before Income Taxes	2,671,000	2,672,000
Income Tax Benefit	(667,000)	(1,205,000)
Net Income	2,004,000	1,467,000
Comprehensive Income	2,017,000	1,492,000
Parent Company [Member]
Rental income	151,000	149,000
Total Income	901,000	399,000
Occupancy and equipment expense	116,000	101,000
Interest on subordinated debt	7,000
Other expenses	116,000	96,000
Total Expenses	239,000	197,000
Net Income Before Income Taxes	662,000	202,000
Equity in Undistributed Net Income of Subsidiary	1,324,000	1,246,000
Income Tax Benefit	18,000	19,000
Net Income	2,004,000	1,467,000
Comprehensive Income	$ 2,017,000	$ 1,492,000